Related Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Schedule of Related Parties of the Group and their Relationships	The table below sets major related parties of the Group and their relationships with the Group:
Entity or individual name	Relationship with the Group
Mr. Lei Zhang	Founder, Chairman of the Board of Directors and CEO
Fanhua Group	Shareholder of the Company
(a)	The related party transactions entered into during the years ended December 31, 2021, 2022 and 2023 were as follows:

Schedule of Related Party Transaction	The related party transactions entered into during the years ended December 31, 2021, 2022 and 2023 were as follows:
	For the years ended December 31,
Significant transactions with related parties	2021	2022	2023
	RMB	RMB	RMB
Repayment of borrowings from related party
Mr. Lei Zhang (i)	(15,000)	-	-
Fanhua Group (ii)	(13,000)	-	(12,610)
(b)	The outstanding balance due to related parties as of December 31, 2022 and 2023 were as follows:
	As of December 31,
Balances with related parties	2022	2023
	RMB	RMB
Amounts due to related parties
Fanhua Group	59,932	55,251

(i) For the years ended December 31, 2021, the Group was granted an RMB10.0 million credit facility from Bank of Nanjing that expired on April 22, 2021 to support its operations, which was guaranteed by Cheche Insurance and Mr. Lei Zhang. Please see Note 10(1) for additional details.

(ii) Corporate borrowings from Fanhua Group

Schedule of Estimate the Fair Value of the Corporate Borrowings	The Group utilized the following assumptions to estimate the fair value of the Corporate borrowings:
	As of December 31,
	2021	2022	2023
Discount rate	15.01%	12.70%	11.87%

Schedule of Corporate Borrowings	The movement of Corporate borrowings from Fanhua Group is as follows:
Corporate Borrowings
RMB
Balance as of January 1, 2021	56,353
Change in fair value	11,242
Change in other comprehensive income	(1,590)
Repayment of amounts due to related party	(13,000)
Balance as of December 31, 2021	53,005
Balance as of January 1, 2022	53,005
Change in fair value	6,451
Change in other comprehensive income	476
Balance as of December 31, 2022	59,932
Balance as of January 1, 2023	59,932
Change in fair value	7,524
Change in other comprehensive income	405
Repayment of amounts due to related party	(12,610)
Balance as of December 31, 2023	55,251